COLLATERALIZED REINSURANCE, TRUST AGREEMENTS AND OTHER RESTRICTED ASSETS - Schedule of Restricted Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Collateralized Reinsurance And Trust Agreements [Abstract]
Collateral in trust for non-affiliated agreements	$ 3,363	$ 3,241
Collateral for secured letter of credit facilities	739	1,386
Collateral for FHLB borrowings	1,418	1,294
Securities on deposit with or regulated by government authorities	1,417	1,406
Funds at Lloyd's	260	341
Funds held by reinsureds	1,326	1,218
Total restricted assets	$ 8,522	$ 8,885